Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 7 – LEASES

On January 31, 2022, Wuxi Mingteng Mould entered into a new lease agreement with Wuxi Longsheng Boiler Factory (the “Landlord”) for office and production space. The lease period was from February 1, 2022 to December 31, 2023, with an annual rental of RMB 624,240 (approximately $93,012). According to the lease agreement, Wuxi Mingteng Mould can only use the space for its operations and cannot transfer the lease to a third party without the prior consent of the Landlord; otherwise, the lease agreement shall be terminated. The lease agreement has expired on December 31, 2023.

On May 1, 2023, Wuxi Mingteng Mould entered into a new lease agreement with the Landlord on a temporary basis for office and production space. The lease period was from May 1, 2023 to December 31, 2023, with a monthly rental of RMB 3,000 (approximately $425). Wuxi Mingteng Mould did not extend the term of the lease. This agreement had a lease term less than 12 months and did not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Wuxi Mingteng Mould chose to elect short-term lease measurement, and recognized the lease payments in net income on a straight-line basis over the lease term.

On January 1, 2024, Wuxi Mingteng Mould entered into a new lease agreement with Wuxi Longsheng Boiler Factory (the Landlord) for office and production space. The lease period was from January 1, 2024 to December 31, 2024, with an annual rental of RMB 660,240 (approximately $93,217). This agreement has a lease term not over than 12 months and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Wuxi Mingteng Mould chose to elect short-term lease measurement, and recognized the lease payments in net income on a straight-line basis over the lease term.

The lease agreement with the Landlord neither grants a purchase option nor transfers ownership of the space. The lease term is not a major part of the remaining economic life of the underlying asset and the present value of the sum of the lease payments is insubstantial compared with the fair value of the underlying asset. Wuxi Mingteng Mould considered the lease as operating lease.

On February 23, 2021, Wuxi Mingteng Mould entered into a lease agreement with Risheng International Leasing Co., Ltd. for manufacturing equipment. The lease period is from February 24, 2021 to January 24, 2023. The advance payment for the equipment is RMB 458,000 (tax included) (approximately $71,835), and the remaining lease payments are RMB 1,832,000 (tax included) (approximately $287,341). As agreed in the leasing contract, the leased machine will be purchased after the end of the lease term, with the purchase amount included in the last lease payment. Since the lease transfers ownership of the equipment to the lessee by the end of the lease term, Wuxi Mingteng Mould considered the lease as finance lease. The fair value of the equipment on the lease start date was RMB2,290,000 (approximately $359,176), which was stated in the lease contract. Wuxi Mingteng Mould calculated an internal rate of return (IRR) of 1.07% based on the fair value of the equipment and the present value of the lease payments. The Company accounted for this lease as a finance lease and is amortizing the right-of-use asset over the useful life of the underlying asset which is ten years.

On April 14, 2021, Wuxi Mingteng Mould entered into a lease agreement with Risheng International Leasing Co., Ltd. for manufacturing equipment. The lease period is from April 15, 2021 to March 15, 2023. The advance payment for the equipment is RMB 408,000 (tax included) (approximately $63,993), and the remaining lease payments are RMB 1,790,000 (tax included) (approximately $280,753). As agreed in the finance leasing contract, the leased machine will be purchased after the end of the lease term, with the purchase amount included in the last lease payment. Since the lease transfers ownership of the equipment to the lessee by the end of the lease term, Wuxi Mingteng Mould considered the lease as finance lease. The fair value of the equipment on the lease start date was RMB 2,048,000 (approximately $321,220), which was stated in the lease contract. Wuxi Mingteng Mould calculated an internal rate of return (IRR) of 1.01% based on the fair value of the equipment and the present value of lease payments. The Company accounted for this lease as a finance lease and is amortizing the right-of-use asset over the useful life of the underlying asset which is ten years.

On September 1, 2023, Wuxi Mingteng Mould entered into a new lease agreement with Wanjie Construction Machinery Business Department, for office and production space. The lease period was from September 1, 2023 to August 31, 2024, with a monthly rental of RMB 20,000 (approximately $2,838). Wuxi Mingteng Mould had no intention to extend the term of the lease. This agreement has a lease term with 12 months and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Wuxi Mingteng Mould chose to elect short-term lease measurement, and recognized the lease payments in net income on a straight-line basis over the lease term. After the lease agreement expired, both parties signed a new lease agreement, which disclosed as subsequent event.

On January 8, 2024, Wuxi Mingteng Mould entered into a new lease agreement with Wuxi Mingyu Metal Fence Co., Ltd., for production space. The lease period was from January 8, 2024 to January 7, 2025, with a monthly rental of RMB 23,784 (approximately $3,347). Wuxi Mingteng Mould had no intention to extend the term of the lease. This agreement has a lease term with 12 months and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Wuxi Mingteng Mould chose to elect short-term lease measurement, and recognized the lease payments in net income on a straight-line basis over the lease term.

The total lease expenses incurred for the six months ended June 30, 2024 and 2023 were approximately $76,547 and $53,591, respectively.

The following table represents the movement of total right-of-use assts and lease liabilities.

	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease right-of-use assets
Balance at beginning of the period	$-	$88,055
Less: Accumulated amortization	-	(45,414)
Foreign exchange difference	-	(3,183)
Balance at end of the period	$-	$39,458

	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Finance lease right-of-use assets
Balance at beginning of the period	$-	$461,629
Less: Accumulated amortization	-	(8,177)
Less: Exercised purchase option	-	(436,765)
Foreign exchange difference	-	(16,687)
Balance at end of the period	$-	$-

As agreed in the finance leasing contract, the leased machine will be purchased after the end of the lease term, with the purchase amount included in the last lease payment. The Company accounted for this lease as a finance lease and is amortizing the right-of-use asset over the useful life of the underlying asset which is ten years. After the end of the lease term, the Company converted the right-of-use asset into fixed assets based on their net value.

	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease liabilities
Balance at beginning of the period	$-	$88,055
Less: Principal payments under operating lease obligations	-	(43,195)
Impact of VAT	-	1,348
Foreign exchange difference	-	(3,183)
Balance at end of the period	$-	$43,025

	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Finance lease liabilities
Balance at beginning of the period	$-	$12,510
Less: Principal payments under financing lease obligations	-	(12,700)
Interest expense on finance lease	-	121
Foreign exchange difference	-	69
Balance at end of the period	$-	$-

NOTE 7 - LEASES

On January 31, 2020, Wuxi Mingteng Mould entered into a lease agreement with Wuxi Longsheng Boiler Factory (the “Landlord”) for office and production space. The lease period was from February 1, 2020 to January 31, 2022, with an annual rental of RMB 380,240 (approximately $58,275). According to the lease agreement, Wuxi Pingtung Mould can only use the space for its operations and cannot transfer the lease to a third party without the prior consent of the Landlord; otherwise, the lease agreement shall be terminated.

On January 31, 2022, Wuxi Mingteng Mould entered into a new lease agreement with Wuxi Longsheng Boiler Factory (the “Landlord”) for office and production space. The lease period was from February 1, 2022 to December 31, 2023, with an annual rental of RMB 624,240 (approximately $93,012). According to the lease agreement, Wuxi Mingteng Mould can only use the space for its operations and cannot transfer the lease to a third party without the prior consent of the Landlord; otherwise, the lease agreement shall be terminated. On January 1, 2024, Wuxi Mingteng Mould entered into a new lease agreement with Wuxi Longsheng Boiler Factory (the “Landlord”) for office and production space, which is disclosed as a subsequent event.

The lease agreement with Wuxi Longsheng Boiler Factory (the “Landlord”) neither grants a purchase option nor transfers ownership of the space. The lease term is not a major part of the remaining economic life of the underlying asset and the present value of the sum of the lease payments is insubstantial compared with the fair value of the underlying asset. Wuxi Mingteng Mould considered the lease as operating lease.

On February 23, 2021, Wuxi Mingteng Mould entered into a lease agreement with Risheng International Leasing Co., Ltd. for manufacturing equipment. The lease period is from February 24, 2021 to January 24, 2023. The advance payment for the equipment is RMB 458,000 (tax included) (approximately $71,835), and the remaining lease payments are 1,832,000 RMB (tax included) (approximately $287,341). As agreed in the leasing contract, the leased machine was purchased after the end of the lease term, with the purchase amount included in the last lease payment. Since the lease transfers ownership of the equipment to the lessee by the end of the lease term, Wuxi Mingteng Mould considered the lease as finance lease. The fair value of the equipment on the lease start date was RMB2,290,000 (approximately $359,176), which was stated in the lease contract. Wuxi Mingteng Mould calculated an internal rate of return (IRR) of 1.07% based on the fair value of the equipment and the present value of the lease payments. The Company accounted for this lease as a finance lease and is amortizing the right-of-use asset over the useful life of the underlying asset which is ten years.

On April 14, 2021, Wuxi Mingteng Mould entered into a lease agreement with Risheng International Leasing Co., Ltd. for manufacturing equipment. The lease period is from April 15, 2021 to March 15, 2023. The advance payment for the equipment is RMB 408,000 (tax included) (approximately $63,993), and the remaining lease payments are 1,790,000 RMB (tax included) (approximately $280,753). As agreed in the finance leasing contract, the leased machine was purchased after the end of the lease term, with the purchase amount included in the last lease payment. Since the lease transfers ownership of the equipment to the lessee by the end of the lease term, Wuxi Mingteng Mould considered the lease as finance lease. The fair value of the equipment on the lease start date was RMB 2,048,000 (approximately $321,220), which was stated in the lease contract. Wuxi Mingteng Mould calculated an internal rate of return (IRR) of 1.01% based on the fair value of the equipment and the present value of lease payments. The Company accounted for this lease as a finance lease and is amortizing the right-of-use asset over the useful life of the underlying asset which is ten years.

On May 1, 2023, Wuxi Mingteng Mould entered into a new lease agreement with the Landlord on a temporary basis for office and production space. The lease period was from May 1, 2023 to December 31, 2023, with a monthly rental of RMB 3,000 (approximately $425). Wuxi Mingteng Mould did not extend the term of the lease. This agreement had a lease term less than 12 months and did not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Wuxi Mingteng Mould chose to elect short-term lease measurement, and recognized the lease payments in net income on a straight-line basis over the lease term.

On September 1, 2023, Wuxi Mingteng Mould entered into a new lease agreement with Wanjie Construction Machinery Business Department, for office and production space. The lease period was from September 1, 2023 to August 31, 2024, with a monthly rental of RMB 20,000 (approximately $2,838). Wuxi Mingteng Mould had no intention to extend the term of the lease. This agreement has a lease term with 12 months and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Wuxi Mingteng Mould chose to elect short-term lease measurement, and recognized the lease payments in net income on a straight-line basis over the lease term.

The following table represents the movement of total right-of-use assets and lease liabilities.

	As of December 31,
Operating lease right-of-use assets	2023	2022
Balance at beginning of the year	$88,055	$4,559
Current year addition	-	165,929
Less: Accumulated amortization	(86,587)	(82,048)
Foreign exchange difference	(1,468)	(385)
Balance at end of the year	$-	$88,055

Finance lease right-of-use assets	As of December 31, 2023	As of December 31, 2022
Balance at beginning of the year	$461,629	$561,470
Current year addition	-	-
Less: Accumulated amortization	(8,343)	(52,365)
Less: Exercised purchase option	(445,589)	-
Foreign exchange difference	(7,697)	(47,476)
Balance at end of the year	$-	$461,629

As agreed in the finance leasing contract, the leased machine was purchased after the end of the lease term, with the purchase amount included in the last lease payment. The Company accounted for this lease as a finance lease and is amortizing the right-of-use asset over the useful life of the underlying asset which is ten years. After the end of the lease term, the Company converted the right-of-use asset into fixed assets based on their net value.

	As of December 31,
Operating lease liabilities	2023	2022
Balance at beginning of the year	$88,055	$-
Current year addition	-	165,929
Less: Principal payments under operating lease obligations	(88,136)	(82,161)
Impact of VAT	1,549	4,287
Foreign exchange difference	(1,468)	-
Balance at end of the year	$-	$88,055

Finance lease liabilities	As of December 31, 2023	As of December 31, 2022
Balance at beginning of the year	$12,510	$241,335
Current year addition	-	-
Less: Principal payments under financing lease obligations	(12,425)	(222,482)
Interest expense on finance lease	124	14,063
Foreign exchange difference	(209)	(20,406)
Balance at end of the year	$-	$12,510

The following table represents the operating and finance right-of-use assets and lease liabilities as of the periods indicated.

	As of December 31,
	2023	2022
Leases
Assets
Operating lease right-of-use assets, net	$-	$88,055
Finance lease right-of-use assets, net	-	461,629
Total lease right-of-use assets	$-	$549,684

Liabilities
Current
Operating lease liabilities	$-	$88,056
Finance lease liabilities	-	12,509
Noncurrent
Operating lease liabilities	-	-
Finance lease liabilities	-	-
Total lease liabilities	$-	$100,565

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2023	December 31, 2022
Weighted-average remaining operating lease term	-	1 year

Weighted-average operating discount rate	-	4.75%

Weighted-average remaining financing lease term	-	0 year

Weighted-average financing discount rate	-	1.04% per month